                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ] Amendment Number : __________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY  10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
Title: General Counsel, MSD Capital, L.P.
Phone: (212) 303-1668

Signature, Place, and Date of Signing:


     /s/ Marc R. Lisker                   New York, NY         November 14, 2008
-------------------------------   --------------------------   -----------------
         (Signature)                     (City, State)               (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        10
Form 13F Information Table Value Total:   332,073
                                       (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

           Column 1          Column 2     Column 3 Column 4      Column 5       Column 6  Column 7       Column 8
---------------------------- ----------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                      Voting Authority
                               Title of              Value   Shrs or  SH/ Put/ Investment  Other   ---------------------
        Name of Issuer          Class      Cusip   (X$1000)  prn amt  Prn Call Discretion Managers   Sole    Shared None
---------------------------- ----------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
DINEEQUITY INC               COM         254423106   42,358 2,512,356  SH         SOLE             2,512,356    0     0
DOLLAR THRIFTY AUTOMOTIVE GP COM         256743105    3,485 1,805,800  SH         SOLE             1,805,800    0     0
DOMINOS PIZZA INC            COM         25754A201    5,221   430,033  SH         SOLE               430,033    0     0
NORTHWEST AIRLS CORP         COM         667280408      786    87,087  SH         SOLE                87,087    0     0
SCHOOL SPECIALTY INC         COM         807863105   86,849 2,784,500  SH         SOLE             2,784,500    0     0
SEMGROUP ENERGY PARTNERS LP  COM UNIT LP 81662W108   15,856 2,271,700  SH         SOLE             2,271,700    0     0
STEAK N SHAKE CO             COM         857873103   21,658 2,495,190  SH         SOLE             2,495,190    0     0
TW TELECOM INC               COM         87311L104   25,975 2,500,000  SH         SOLE             2,500,000    0     0
TYLER TECHNOLOGIES INC       COM         902252105   61,437 4,049,923  SH         SOLE             4,049,923    0     0
WRIGHT EXPRESS CORP          COM         98233Q105   68,448 2,293,055  SH         SOLE             2,293,055    0     0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.